Related Party Transactions (Details) - Schedule of Related Party Receivables - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related party receivables		$ 108,388	$ 118,554
Credit with related party [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	[1]	$ 108,388	$ 118,554

[1]	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement.